Collaboration and License Agreement with Incyte (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Summary of financial assets
The financial assets from collaborations measured according to Level 3 changed in 2020 as follows:

In T €	2020
Opening Balance	0
Additions	45,090
Cash Receipts	(12,677)
Through Other Comprehensive Income	0
Through Profit or Loss (in Finance Result)	10,458

Closing Balance	42,870

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

in million €	+ 1%	(1)%
Change in Price obtained in the Market (revenue related)	13.8	(13.8)
Change in Patient Numbers and Number of Doses administered (revenue related)	12.7	(12.6)
Change in Manufacturing Costs and other Cost Components (cost related)	(7.2)	7.2
Change in Patient Numbers and Number of Doses administered (cost related)	(1.2)	1.2
Discount Rate	(43.1)	47.7

Summary Of Sensitivity Analysis Of Fair Value Measurement Due To Changes In Muliple Unobervable Inputs

As of December 31, 2020, percentage changes in significant estimates would have impacted the financial liabilities from collaborations as follows.

in million €	+ 1%	(1)%
Change in Price obtained in the Market (revenue related)	11.2	(11.2)
Change in Patient Numbers and Number of Doses administered (revenue related)	10.1	(10.1)
Change in Manufacturing Costs and other Cost Components (cost related)	(6.2)	6.2
Change in Patient Numbers and Number of Doses administered (cost related)	(1.1)	1.1